Segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Geographic Areas Based on Location
Revenue attributable to the Company’s domicile and other geographic areas based on the location of the buyers was as follows for the years ended:

	December 31,
	2022	2021	2020
U.S.	$172,704	$154,360	$100,706
Europe	84,484	77,019	48,331
Asia Pacific	48,585	38,437	22,814
Rest of the world	28,153	24,991	15,715
Israel	3,440	2,855	1,944
	$337,366	$297,662	$189,510

Schedule of Long Lived Assets by Geographical Areas	Property and equipment, net and ROU assets by geographical areas was as follows:
	December 31,
	2022	2021
Israel	$13,714	$16,175
U.S. and other	1,023	2,107
	$14,737	$18,282